UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-215

Fidelity Hastings Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Fund

March 31, 2017

FID-QTLY-0517
1.799854.113

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.6%
Hotels, Restaurants & Leisure - 2.4%
Domino's Pizza, Inc.	282,400	$52,046
Vail Resorts, Inc.	285,000	54,692
		106,738
Internet & Direct Marketing Retail - 2.5%
Amazon.com, Inc. (a)	123,000	109,044
Media - 3.1%
Comcast Corp. Class A	2,141,400	80,495
The Walt Disney Co.	500,000	56,695
		137,190
Multiline Retail - 0.9%
Dollar Tree, Inc. (a)	505,000	39,622
Specialty Retail - 1.7%
Home Depot, Inc.	500,000	73,415

TOTAL CONSUMER DISCRETIONARY		466,009

CONSUMER STAPLES - 4.6%
Beverages - 0.6%
Molson Coors Brewing Co. Class B	254,200	24,329
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	375,000	62,884
Food Products - 0.8%
Mondelez International, Inc.	779,600	33,585
Household Products - 0.5%
Spectrum Brands Holdings, Inc. (b)	150,000	20,852
Personal Products - 0.9%
Estee Lauder Companies, Inc. Class A	192,300	16,305
Unilever NV (Certificaten Van Aandelen) (Bearer)	500,000	24,825
		41,130
Tobacco - 0.4%
British American Tobacco PLC (United Kingdom)	60,000	3,981
Reynolds American, Inc.	250,000	15,755
		19,736

TOTAL CONSUMER STAPLES		202,516

ENERGY - 11.4%
Energy Equipment & Services - 1.7%
Schlumberger Ltd.	935,000	73,024
Oil, Gas & Consumable Fuels - 9.7%
Anadarko Petroleum Corp.	1,320,450	81,868
Cheniere Energy Partners LP	761,461	24,603
ConocoPhillips Co.	1,618,100	80,695
Devon Energy Corp.	1,350,000	56,322
EOG Resources, Inc.	400,000	39,020
EQT Midstream Partners LP	250,200	19,240
Kinder Morgan, Inc.	1,940,000	42,176
Suncor Energy, Inc.	1,100,000	33,773
Teekay LNG Partners LP	1,000,001	17,550
Williams Partners LP	815,000	33,276
		428,523

TOTAL ENERGY		501,547

FINANCIALS - 18.4%
Banks - 12.6%
Bank of America Corp.	6,450,000	152,156
Citigroup, Inc.	1,380,000	82,552
JPMorgan Chase & Co.	1,748,900	153,623
SunTrust Banks, Inc.	1,241,300	68,644
Wells Fargo & Co.	1,778,367	98,984
		555,959
Capital Markets - 4.7%
Goldman Sachs Group, Inc.	410,000	94,185
Moody's Corp.	105,200	11,787
Morgan Stanley	1,420,000	60,833
MSCI, Inc.	250,000	24,298
S&P Global, Inc.	130,725	17,091
		208,194
Consumer Finance - 0.5%
Capital One Financial Corp.	230,000	19,932
Insurance - 0.6%
Marsh & McLennan Companies, Inc.	375,000	27,709

TOTAL FINANCIALS		811,794

HEALTH CARE - 10.7%
Biotechnology - 3.9%
Alexion Pharmaceuticals, Inc. (a)	175,000	21,217
Amgen, Inc.	776,300	127,368
Vertex Pharmaceuticals, Inc. (a)	200,000	21,870
		170,455
Health Care Equipment & Supplies - 3.6%
Boston Scientific Corp. (a)	2,012,000	50,038
Danaher Corp.	703,200	60,145
Medtronic PLC	609,700	49,117
		159,300
Health Care Providers & Services - 1.1%
UnitedHealth Group, Inc.	300,000	49,203
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	700,000	37,009
Pharmaceuticals - 1.2%
Allergan PLC	225,000	53,757

TOTAL HEALTH CARE		469,724

INDUSTRIALS - 8.3%
Aerospace & Defense - 4.1%
Huntington Ingalls Industries, Inc.	245,500	49,159
Northrop Grumman Corp.	225,000	53,514
Raytheon Co.	500,000	76,250
		178,923
Building Products - 1.1%
A.O. Smith Corp.	443,980	22,714
Masco Corp.	750,000	25,493
		48,207
Electrical Equipment - 0.6%
Fortive Corp.	451,600	27,195
Machinery - 2.5%
Caterpillar, Inc.	550,000	51,018
Flowserve Corp.	600,000	29,052
Rational AG	25,000	11,643
Xylem, Inc.	400,000	20,088
		111,801

TOTAL INDUSTRIALS		366,126

INFORMATION TECHNOLOGY - 24.5%
Electronic Equipment & Components - 2.5%
Amphenol Corp. Class A	1,541,776	109,728
Internet Software & Services - 5.8%
Alphabet, Inc.:
Class A (a)	145,600	123,440
Class C (a)	26,027	21,591
Facebook, Inc. Class A (a)	789,200	112,106
		257,137
IT Services - 2.9%
CSRA, Inc.	570,000	16,695
MasterCard, Inc. Class A	460,300	51,770
Visa, Inc. Class A	646,400	57,446
		125,911
Semiconductors & Semiconductor Equipment - 2.4%
Lam Research Corp.	200,000	25,672
NXP Semiconductors NV (a)	345,817	35,792
Texas Instruments, Inc.	575,000	46,322
		107,786
Software - 5.0%
Adobe Systems, Inc. (a)	574,400	74,747
Microsoft Corp.	2,200,000	144,892
		219,639
Technology Hardware, Storage & Peripherals - 5.9%
Apple, Inc.	1,822,200	261,772

TOTAL INFORMATION TECHNOLOGY		1,081,973

MATERIALS - 7.9%
Chemicals - 6.9%
CF Industries Holdings, Inc.	900,000	26,415
E.I. du Pont de Nemours & Co.	725,000	58,239
Ecolab, Inc.	402,500	50,449
LyondellBasell Industries NV Class A	650,000	59,274
Monsanto Co.	428,500	48,506
The Chemours Co. LLC	500,000	19,250
The Scotts Miracle-Gro Co. Class A	250,000	23,348
W.R. Grace & Co.	300,000	20,913
		306,394
Construction Materials - 0.6%
Vulcan Materials Co.	212,299	25,578
Metals & Mining - 0.4%
Freeport-McMoRan, Inc. (a)	1,300,000	17,368

TOTAL MATERIALS		349,340

REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.7%
American Tower Corp.	244,100	29,668
Easterly Government Properties, Inc. (b)	1,211,300	23,972
Public Storage	100,000	21,891
		75,531
TELECOMMUNICATION SERVICES - 0.7%
Wireless Telecommunication Services - 0.7%
T-Mobile U.S., Inc. (a)	450,000	29,066
TOTAL COMMON STOCKS
(Cost $3,278,817)		4,353,626

Nonconvertible Preferred Stocks - 0.4%
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.4%
Porsche Automobil Holding SE (Germany)
(Cost $21,358)	375,000	20,459

Money Market Funds - 1.2%
Fidelity Cash Central Fund, 0.84% (c)	48,265,050	48,275
Fidelity Securities Lending Cash Central Fund 0.84% (c)(d)	4,768,708	4,769
TOTAL MONEY MARKET FUNDS
(Cost $53,044)		53,044
TOTAL INVESTMENT PORTFOLIO - 100.4%
(Cost $3,353,219)		4,427,129
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(19,770)
NET ASSETS - 100%		$4,407,359

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$322
Fidelity Securities Lending Cash Central Fund	23
Total	$345

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$486,468	$486,468	$--	$--
Consumer Staples	202,516	173,710	28,806	--
Energy	501,547	501,547	--	--
Financials	811,794	811,794	--	--
Health Care	469,724	469,724	--	--
Industrials	366,126	366,126	--	--
Information Technology	1,081,973	1,081,973	--	--
Materials	349,340	349,340	--	--
Real Estate	75,531	75,531	--	--
Telecommunication Services	29,066	29,066	--	--
Money Market Funds	53,044	53,044	--	--
Total Investments in Securities:	$4,427,129	$4,398,323	$28,806	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2017 the cost of investment securities for income tax purposes was $3,358,462,000. Net unrealized appreciation aggregated $1,068,667,000, of which $1,106,347,000 related to appreciated investment securities and $37,680,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Series Growth & Income Fund

March 31, 2017

AMHTI-QTLY-0517
1.950945.104

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
		Shares	Value
CONSUMER DISCRETIONARY - 7.7%
Auto Components - 0.1%
Gentex Corp.		51,200	$1,092,096
Automobiles - 0.0%
General Motors Co.		12,200	431,392
Hotels, Restaurants & Leisure - 0.3%
Cedar Fair LP (depositary unit)		5,600	379,736
DineEquity, Inc.		6,200	337,404
Dunkin' Brands Group, Inc.		15,100	825,668
Las Vegas Sands Corp.		24,900	1,421,043
Wingstop, Inc.		18,800	531,664
			3,495,515
Leisure Products - 0.0%
NJOY, Inc. (a)(b)		121,929	1
Media - 4.8%
Comcast Corp. Class A (c)		587,880	22,098,409
Omnicom Group, Inc.		8,100	698,301
Scripps Networks Interactive, Inc. Class A (c)		65,450	5,129,317
Sinclair Broadcast Group, Inc. Class A		35,871	1,452,776
The Walt Disney Co.		63,100	7,154,909
Time Warner, Inc. (c)		136,141	13,302,337
Viacom, Inc. Class B (non-vtg.) (c)		91,800	4,279,716
			54,115,765
Multiline Retail - 0.8%
Dollar General Corp.		13,100	913,463
Target Corp.		152,763	8,430,990
			9,344,453
Specialty Retail - 1.6%
Foot Locker, Inc.		15,500	1,159,555
L Brands, Inc.		79,000	3,720,900
Lowe's Companies, Inc.		122,177	10,044,171
TJX Companies, Inc.		43,000	3,400,440
			18,325,066
Textiles, Apparel & Luxury Goods - 0.1%
VF Corp.		26,800	1,473,196

TOTAL CONSUMER DISCRETIONARY			88,277,484

CONSUMER STAPLES - 7.2%
Beverages - 2.9%
Coca-Cola European Partners PLC		19,100	719,879
Cott Corp.		18,200	225,268
Diageo PLC		90,212	2,583,239
Dr. Pepper Snapple Group, Inc.		35,100	3,436,992
Molson Coors Brewing Co. Class B		77,400	7,407,954
PepsiCo, Inc.		25,294	2,829,387
The Coca-Cola Co.		369,398	15,677,251
			32,879,970
Food & Staples Retailing - 1.4%
Costco Wholesale Corp. (c)		16,100	2,699,809
CVS Health Corp.		100,790	7,912,015
Kroger Co.		190,300	5,611,947
			16,223,771
Food Products - 0.2%
B&G Foods, Inc. Class A		39,000	1,569,750
Hostess Brands, Inc. Class A (a)		49,900	791,913
			2,361,663
Household Products - 1.7%
Procter & Gamble Co.		211,417	18,995,817
Personal Products - 0.4%
Coty, Inc. Class A		104,200	1,889,146
Edgewell Personal Care Co. (a)		12,300	899,622
Unilever NV (NY Reg.)		45,600	2,265,408
			5,054,176
Tobacco - 0.6%
Altria Group, Inc.		96,300	6,877,746

TOTAL CONSUMER STAPLES			82,393,143

ENERGY - 12.6%
Energy Equipment & Services - 1.0%
Baker Hughes, Inc.		53,300	3,188,406
National Oilwell Varco, Inc.		93,800	3,760,442
Oceaneering International, Inc.		118,800	3,217,104
Schlumberger Ltd.		13,420	1,048,102
			11,214,054
Oil, Gas & Consumable Fuels - 11.6%
Anadarko Petroleum Corp.		34,400	2,132,800
Apache Corp.		191,247	9,828,183
Cabot Oil & Gas Corp.		184,700	4,416,177
Cenovus Energy, Inc.		447,600	5,065,519
Chevron Corp. (c)		176,288	18,928,043
ConocoPhillips Co.		423,700	21,129,919
Golar LNG Ltd.		104,000	2,904,720
Imperial Oil Ltd.		216,900	6,608,857
Kinder Morgan, Inc.		507,700	11,037,398
Legacy Reserves LP (a)		189,300	433,497
Plains All American Pipeline LP		7,000	221,270
PrairieSky Royalty Ltd.		88,060	1,858,077
Suncor Energy, Inc.		634,290	19,474,422
Teekay LNG Partners LP		87,600	1,537,380
The Williams Companies, Inc.		570,674	16,886,244
Williams Partners LP		229,580	9,373,751
			131,836,257

TOTAL ENERGY			143,050,311

FINANCIALS - 23.1%
Banks - 15.4%
Bank of America Corp. (c)		1,600,137	37,747,232
Citigroup, Inc. (c)		539,636	32,281,026
Comerica, Inc. (c)		63,900	4,382,262
Cullen/Frost Bankers, Inc.		4,500	400,365
JPMorgan Chase & Co. (c)		429,388	37,717,442
Lloyds Banking Group PLC		236,400	196,609
M&T Bank Corp.		39,700	6,142,781
PNC Financial Services Group, Inc.		71,744	8,626,499
Regions Financial Corp. (c)		309,600	4,498,488
SunTrust Banks, Inc. (c)		237,650	13,142,045
U.S. Bancorp		230,971	11,895,007
Wells Fargo & Co.		339,600	18,902,136
			175,931,892
Capital Markets - 6.9%
Apollo Global Management LLC Class A		93,400	2,271,488
CBOE Holdings, Inc.		46,500	3,769,755
Charles Schwab Corp.		182,654	7,454,110
Federated Investors, Inc. Class B (non-vtg.)		8,900	234,426
Goldman Sachs Group, Inc.		14,300	3,284,996
KKR & Co. LP		419,378	7,645,261
Morgan Stanley (c)		197,380	8,455,759
Northern Trust Corp. (c)		127,610	11,048,474
Oaktree Capital Group LLC Class A		44,200	2,002,260
S&P Global, Inc.		34,600	4,523,604
State Street Corp. (c)		254,974	20,298,480
The Blackstone Group LP		262,700	7,802,190
			78,790,803
Insurance - 0.4%
Marsh & McLennan Companies, Inc.		55,819	4,124,466
Thrifts & Mortgage Finance - 0.4%
MGIC Investment Corp. (a)		62,400	632,112
Radian Group, Inc.		193,352	3,472,602
			4,104,714

TOTAL FINANCIALS			262,951,875

HEALTH CARE - 12.8%
Biotechnology - 2.8%
Alexion Pharmaceuticals, Inc. (a)		40,900	4,958,716
Amgen, Inc.		89,565	14,694,930
Biogen, Inc. (a)		13,600	3,718,512
Gilead Sciences, Inc.		63,400	4,306,128
Intercept Pharmaceuticals, Inc. (a)		9,500	1,074,450
Shire PLC sponsored ADR		16,100	2,805,103
Vertex Pharmaceuticals, Inc. (a)		8,600	940,410
			32,498,249
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories		26,391	1,172,024
Becton, Dickinson & Co.		3,200	587,008
Boston Scientific Corp. (a)		95,500	2,375,085
Medtronic PLC		140,068	11,283,878
Meridian Bioscience, Inc.		21,200	292,560
Steris PLC		15,900	1,104,414
Zimmer Biomet Holdings, Inc.		36,700	4,481,437
			21,296,406
Health Care Providers & Services - 2.3%
Aetna, Inc.		8,000	1,020,400
Anthem, Inc.		36,200	5,986,756
Cigna Corp.		38,600	5,654,514
Humana, Inc.		13,800	2,844,732
McKesson Corp.		39,725	5,889,629
Patterson Companies, Inc. (d)		70,377	3,183,152
UnitedHealth Group, Inc.		7,800	1,279,278
			25,858,461
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.		86,000	4,546,820
Pharmaceuticals - 5.4%
Allergan PLC		6,700	1,600,764
AstraZeneca PLC sponsored ADR(d)		58,600	1,824,804
Bayer AG		6,700	771,931
Bristol-Myers Squibb Co.		132,600	7,210,788
GlaxoSmithKline PLC sponsored ADR		438,740	18,497,278
Innoviva, Inc. (a)		40,500	560,115
Johnson & Johnson (c)		153,474	19,115,187
Novartis AG sponsored ADR		4,132	306,884
Sanofi SA		37,934	3,429,055
Teva Pharmaceutical Industries Ltd. sponsored ADR		252,249	8,094,670
			61,411,476

TOTAL HEALTH CARE			145,611,412

INDUSTRIALS - 11.3%
Aerospace & Defense - 2.2%
General Dynamics Corp.		16,000	2,995,200
Meggitt PLC		35,073	195,678
Rolls-Royce Holdings PLC		198,300	1,873,352
The Boeing Co. (c)		42,079	7,442,092
United Technologies Corp.		111,820	12,547,322
			25,053,644
Air Freight & Logistics - 1.6%
C.H. Robinson Worldwide, Inc.		62,800	4,853,812
Expeditors International of Washington, Inc.		49,500	2,796,255
United Parcel Service, Inc. Class B		96,570	10,361,961
			18,012,028
Commercial Services & Supplies - 0.1%
KAR Auction Services, Inc.		28,300	1,235,861
Ritchie Brothers Auctioneers, Inc.		5,277	173,684
			1,409,545
Construction & Engineering - 0.1%
Fluor Corp.		18,600	978,732
Electrical Equipment - 0.7%
Acuity Brands, Inc.		5,800	1,183,200
AMETEK, Inc.		53,300	2,882,464
Hubbell, Inc. Class B		29,537	3,545,917
			7,611,581
Industrial Conglomerates - 2.6%
General Electric Co.		990,366	29,512,907
Machinery - 0.8%
Burckhardt Compression Holding AG (d)		2,140	579,519
Donaldson Co., Inc.		34,900	1,588,648
Flowserve Corp.		93,500	4,527,270
IMI PLC		11,700	174,881
Wabtec Corp.		27,300	2,129,400
			8,999,718
Professional Services - 0.3%
Intertrust NV		42,400	813,277
Nielsen Holdings PLC		45,400	1,875,474
Robert Half International, Inc.		16,200	791,046
			3,479,797
Road & Rail - 2.3%
CSX Corp. (c)		224,512	10,451,034
J.B. Hunt Transport Services, Inc. (c)		86,865	7,968,995
Norfolk Southern Corp. (c)		41,880	4,689,304
Union Pacific Corp.		30,100	3,188,192
			26,297,525
Trading Companies & Distributors - 0.6%
Fastenal Co.		30,800	1,586,200
Howden Joinery Group PLC		18,800	102,156
W.W. Grainger, Inc.		4,900	1,140,524
Watsco, Inc.		28,951	4,145,204
			6,974,084

TOTAL INDUSTRIALS			128,329,561

INFORMATION TECHNOLOGY - 17.0%
Communications Equipment - 1.7%
Cisco Systems, Inc. (c)		558,840	18,888,792
Electronic Equipment & Components - 0.1%
Philips Lighting NV		28,300	809,406
Internet Software & Services - 3.1%
Alphabet, Inc.:
Class A (a)		23,159	19,634,200
Class C (a)		18,634	15,458,021
			35,092,221
IT Services - 3.5%
Accenture PLC Class A		7,700	923,076
MasterCard, Inc. Class A (c)		75,950	8,542,097
Paychex, Inc.		189,314	11,150,595
Sabre Corp.		93,000	1,970,670
Unisys Corp. (a)(d)		218,900	3,053,655
Visa, Inc. Class A		157,880	14,030,796
			39,670,889
Semiconductors & Semiconductor Equipment - 1.6%
Qualcomm, Inc.		328,310	18,825,295
Software - 3.5%
Microsoft Corp. (c)		597,208	39,332,113
Oracle Corp.		23,013	1,026,610
			40,358,723
Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc. (c)		254,006	36,490,502
Western Digital Corp.		35,500	2,929,815
			39,420,317

TOTAL INFORMATION TECHNOLOGY			193,065,643

MATERIALS - 3.0%
Chemicals - 2.4%
CF Industries Holdings, Inc.		97,100	2,849,885
E.I. du Pont de Nemours & Co.		40,330	3,239,709
LyondellBasell Industries NV Class A		65,300	5,954,707
Monsanto Co.		70,414	7,970,865
Potash Corp. of Saskatchewan, Inc.		276,210	4,718,947
W.R. Grace & Co.		41,200	2,872,052
			27,606,165
Containers & Packaging - 0.6%
Ball Corp.		37,200	2,762,472
Graphic Packaging Holding Co.		12,400	159,588
WestRock Co.		62,400	3,246,672
			6,168,732
Metals & Mining - 0.0%
Reliance Steel & Aluminum Co.		2,800	224,056

TOTAL MATERIALS			33,998,953

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 1.0%
American Tower Corp.		14,300	1,738,022
CoreSite Realty Corp.		6,400	576,320
Crown Castle International Corp.		51,700	4,883,065
First Potomac Realty Trust		9,679	99,500
Omega Healthcare Investors, Inc.		21,700	715,883
Public Storage		13,400	2,933,394
Sabra Health Care REIT, Inc.		35,300	985,929
			11,932,113
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
Verizon Communications, Inc.		218,659	10,659,626
UTILITIES - 1.0%
Electric Utilities - 1.0%
Exelon Corp.		282,400	10,160,752
PPL Corp.		25,000	934,750
			11,095,502
Multi-Utilities - 0.0%
Sempra Energy		100	11,050

TOTAL UTILITIES			11,106,552

TOTAL COMMON STOCKS
(Cost $885,797,880)			1,111,376,673

Preferred Stocks - 1.1%
Convertible Preferred Stocks - 1.1%
HEALTH CARE - 0.9%
Health Care Equipment & Supplies - 0.9%
Alere, Inc. 3.00%		29,827	9,872,737
INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.2%
Stericycle, Inc. 2.25%		33,300	2,364,633
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Dynegy, Inc. 7.00% (a)		10,600	622,750

TOTAL CONVERTIBLE PREFERRED STOCKS			12,860,120

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC (C Shares)		28,859,070	36,158
TOTAL PREFERRED STOCKS
(Cost $11,787,244)			12,896,278
		Principal Amount(e)	Value

Convertible Bonds - 0.2%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc.:
9.5% 4/15/19 pay-in-kind		741,000	370,500
10% 10/15/18 pay-in-kind (b)(f)		1,009,333	744,656
			1,115,156
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Bayer Capital Corp. BV 5.625% 11/22/19 (g)	EUR	1,200,000	1,477,561
TOTAL CONVERTIBLE BONDS
(Cost $3,032,173)			2,592,717
		Shares	Value

Other - 0.2%
ENERGY – 0.2%
Oil, Gas & Consumable Fuels – 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (b)(h)
(Cost $2,131,572)		2,131,572	2,131,572

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 0.84% (i)		7,267,313	7,268,766
Fidelity Securities Lending Cash Central Fund 0.84% (i)(j)		7,378,575	7,379,313
TOTAL MONEY MARKET FUNDS
(Cost $14,648,018)			14,648,079
TOTAL INVESTMENT PORTFOLIO - 100.4%
(Cost $917,396,887)			1,143,645,319
NET OTHER ASSETS (LIABILITIES) - (0.4)%			(5,068,781)
NET ASSETS - 100%			$1,138,576,538

Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium	Value
Call Options
Apple, Inc.	4/21/17 - $130.00	302	$30,229	$(420,533)
Bank of America Corp.	4/21/17 - $26.00	1,586	38,063	(7,137)
Bank of America Corp.	5/19/17 - $27.00	1,576	85,102	(11,820)
Chevron Corp.	5/19/17 - $115.00	176	25,061	(4,840)
Cisco Systems, Inc.	5/19/17 - $36.00	556	12,791	(6,394)
Citigroup, Inc.	4/21/17 - $65.00	268	16,616	(1,474)
Citigroup, Inc.	5/19/17 - $65.00	259	27,453	(7,511)
Comcast Corp. Class A	4/21/17 - $38.75	900	40,051	(6,750)
Comcast Corp. Class A	5/19/17 - $38.75	584	29,808	(24,820)
Comerica, Inc.	4/21/17 - $72.50	131	22,289	(7,795)
Costco Wholesale Corp.	4/21/17 - $170.00	36	10,224	(4,104)
CSX Corp.	5/19/17 - $52.50	222	30,697	(5,994)
CSX Corp.	5/19/17 - $55.00	337	28,698	(3,707)
J.B. Hunt Transport Services, Inc.	5/19/17 - $105.00	83	17,465	(1,245)
Johnson & Johnson	5/19/17 - $130.00	152	12,008	(7,144)
JPMorgan Chase & Co.	5/19/17 - $95.00	417	69,642	(12,302)
MasterCard, Inc. Class A	4/21/17 - $115.00	77	12,637	(2,464)
Microsoft Corp.	5/19/17 - $67.50	299	28,404	(28,854)
Morgan Stanley	5/19/17 - $49.00	183	19,117	(2,013)
Norfolk Southern Corp.	6/16/17 - $130.00	84	26,250	(2,730)
Northern Trust Corp.	4/21/17 - $92.50	65	6,305	(1,138)
Regions Financial Corp.	5/19/17 - $17.00	511	11,884	(1,533)
Scripps Networks Interactive, Inc. Class A	6/16/17 - $85.00	164	24,517	(15,990)
State Street Corp.	5/19/17 - $85.00	241	29,426	(20,726)
SunTrust Banks, Inc.	7/21/17 - $65.00	228	32,831	(6,954)
The Boeing Co.	5/19/17 - $185.00	76	34,731	(12,616)
The Boeing Co.	5/19/17 - $190.00	76	20,824	(5,814)
Time Warner, Inc.	4/21/17 - $97.50	323	66,215	(32,165)
Time Warner, Inc.	4/21/17 - $100.00	240	26,399	(4,800)
Viacom, Inc. Class B	4/21/17 - $47.50	188	4,395	(11,280)
TOTAL WRITTEN OPTIONS			$840,132	$(682,647)

Currency Abbreviations

EUR – European Monetary Unit

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,876,229 or 0.3% of net assets.

 (c) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $50,958,792.

 (d) Security or a portion of the security is on loan at period end.

 (e) Amount is stated in United States dollars unless otherwise noted.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,477,561 or 0.1% of net assets.

 (h) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Amyris, Inc. 10% 10/15/18 pay-in-kind	10/16/13 - 1/6/17	$1,009,333
NJOY, Inc.	2/14/14	$211,475
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 11/4/16	$2,131,572

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$27,446
Fidelity Securities Lending Cash Central Fund	44,942
Total	$72,388

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$88,277,484	$88,277,483	$--	$1
Consumer Staples	82,393,143	79,809,904	2,583,239	--
Energy	143,050,311	143,050,311	--	--
Financials	262,951,875	262,755,266	196,609	--
Health Care	155,484,149	141,410,426	14,073,723	--
Industrials	130,730,352	126,492,367	4,237,985	--
Information Technology	193,065,643	193,065,643	--	--
Materials	33,998,953	33,998,953	--	--
Real Estate	11,932,113	11,932,113	--	--
Telecommunication Services	10,659,626	10,659,626	--	--
Utilities	11,729,302	11,729,302	--	--
Corporate Bonds	2,592,717	--	1,848,061	744,656
Other	2,131,572	--	--	2,131,572
Money Market Funds	14,648,079	14,648,079	--	--
Total Investments in Securities:	$1,143,645,319	$1,117,829,473	$22,939,617	$2,876,229
Derivative Instruments:
Liabilities
Written Options	$(682,647)	$(650,482)	$(32,165)	$--
Total Liabilities	$(682,647)	$(650,482)	$(32,165)	$--
Total Derivative Instruments:	$(682,647)	$(650,482)	$(32,165)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $921,910,082. Net unrealized appreciation aggregated $221,735,237, of which $263,393,498 related to appreciated investment securities and $41,658,261 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Growth & Income Fund

March 31, 2017

MHT-QTLY-0517
1.951036.104

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
		Shares	Value
CONSUMER DISCRETIONARY - 7.8%
Auto Components - 0.1%
Gentex Corp.		415,600	$8,864,748
Automobiles - 0.1%
General Motors Co.		99,000	3,500,640
Hotels, Restaurants & Leisure - 0.3%
Cedar Fair LP (depositary unit)		44,500	3,017,545
DineEquity, Inc.		49,700	2,704,674
Dunkin' Brands Group, Inc.		125,500	6,862,340
Las Vegas Sands Corp.		203,100	11,590,917
Wingstop, Inc.		150,400	4,253,312
			28,428,788
Leisure Products - 0.0%
NJOY, Inc. (a)(b)		791,469	8
Media - 4.8%
Comcast Corp. Class A (c)		4,826,900	181,443,171
Omnicom Group, Inc.		66,400	5,724,344
Scripps Networks Interactive, Inc. Class A (c)		531,214	41,631,241
Sinclair Broadcast Group, Inc. Class A		294,723	11,936,282
The Walt Disney Co.		517,800	58,713,342
Time Warner, Inc. (c)		1,105,377	108,006,387
Viacom, Inc. Class B (non-vtg.) (c)		745,200	34,741,224
			442,195,991
Multiline Retail - 0.8%
Dollar General Corp.		107,800	7,516,894
Target Corp.		1,240,675	68,472,853
			75,989,747
Specialty Retail - 1.6%
Foot Locker, Inc.		126,817	9,487,180
L Brands, Inc.		639,500	30,120,450
Lowe's Companies, Inc.		992,100	81,560,541
TJX Companies, Inc.		348,800	27,583,104
			148,751,275
Textiles, Apparel & Luxury Goods - 0.1%
VF Corp.		220,400	12,115,388

TOTAL CONSUMER DISCRETIONARY			719,846,585

CONSUMER STAPLES - 7.2%
Beverages - 2.9%
Coca-Cola European Partners PLC		156,600	5,902,254
Cott Corp.		163,600	2,024,932
Diageo PLC		732,688	20,980,669
Dr. Pepper Snapple Group, Inc.		284,100	27,819,072
Molson Coors Brewing Co. Class B		628,500	60,153,735
PepsiCo, Inc.		207,800	23,244,508
The Coca-Cola Co.		3,000,418	127,337,740
			267,462,910
Food & Staples Retailing - 1.4%
Costco Wholesale Corp. (c)		131,200	22,000,928
CVS Health Corp.		818,420	64,245,970
Kroger Co.		1,539,700	45,405,753
			131,652,651
Food Products - 0.2%
B&G Foods, Inc. Class A		317,900	12,795,475
Hostess Brands, Inc. Class A (a)		410,370	6,512,572
			19,308,047
Household Products - 1.7%
Procter & Gamble Co.		1,717,000	154,272,450
Personal Products - 0.4%
Coty, Inc. Class A		852,600	15,457,638
Edgewell Personal Care Co. (a)		102,200	7,474,908
Unilever NV (NY Reg.)		372,700	18,515,736
			41,448,282
Tobacco - 0.6%
Altria Group, Inc.		782,000	55,850,440

TOTAL CONSUMER STAPLES			669,994,780

ENERGY - 12.6%
Energy Equipment & Services - 1.0%
Baker Hughes, Inc.		431,700	25,824,294
National Oilwell Varco, Inc.		757,700	30,376,193
Oceaneering International, Inc.		914,297	24,759,163
Schlumberger Ltd.		106,807	8,341,627
			89,301,277
Oil, Gas & Consumable Fuels - 11.6%
Anadarko Petroleum Corp.		279,400	17,322,800
Apache Corp.		1,556,541	79,990,642
Cabot Oil & Gas Corp.		1,516,400	36,257,124
Cenovus Energy, Inc.		3,675,400	41,594,744
Chevron Corp. (c)		1,431,835	153,736,124
ConocoPhillips Co.		3,460,480	172,574,138
Golar LNG Ltd.		825,800	23,064,594
Imperial Oil Ltd.		1,781,400	54,278,549
Kinder Morgan, Inc.		4,127,100	89,723,154
Legacy Reserves LP (a)		1,445,200	3,309,508
Plains All American Pipeline LP		55,400	1,751,194
PrairieSky Royalty Ltd.		716,515	15,118,555
Suncor Energy, Inc.		5,209,100	159,933,491
Teekay LNG Partners LP		692,700	12,156,885
The Williams Companies, Inc.		4,636,757	137,201,640
Williams Partners LP		1,885,291	76,976,432
			1,074,989,574

TOTAL ENERGY			1,164,290,851

FINANCIALS - 23.2%
Banks - 15.5%
Bank of America Corp. (c)		13,086,905	308,720,089
Citigroup, Inc. (c)		4,431,178	265,073,068
Comerica, Inc. (c)		518,400	35,551,872
Cullen/Frost Bankers, Inc.		36,000	3,202,920
JPMorgan Chase & Co. (c)		3,515,449	308,797,040
Lloyds Banking Group PLC		2,122,900	1,765,576
M&T Bank Corp.		322,300	49,869,479
PNC Financial Services Group, Inc.		582,724	70,066,734
Regions Financial Corp. (c)		2,519,100	36,602,523
SunTrust Banks, Inc. (c)		1,948,000	107,724,400
U.S. Bancorp		1,875,939	96,610,859
Wells Fargo & Co.		2,758,299	153,526,922
			1,437,511,482
Capital Markets - 6.9%
Apollo Global Management LLC Class A		758,500	18,446,720
CBOE Holdings, Inc.		377,400	30,595,818
Charles Schwab Corp.		1,486,681	60,671,452
Federated Investors, Inc. Class B (non-vtg.)		78,300	2,062,422
Goldman Sachs Group, Inc.		116,000	26,647,520
KKR & Co. LP		3,297,911	60,120,918
Morgan Stanley (c)		1,620,500	69,422,220
Northern Trust Corp. (c)		1,036,351	89,727,270
Oaktree Capital Group LLC Class A		351,900	15,941,070
S&P Global, Inc.		279,700	36,567,978
State Street Corp. (c)		2,090,351	166,412,843
The Blackstone Group LP		2,135,100	63,412,470
			640,028,701
Insurance - 0.4%
Marsh & McLennan Companies, Inc.		451,907	33,391,408
Thrifts & Mortgage Finance - 0.4%
MGIC Investment Corp. (a)		987,900	10,007,427
Radian Group, Inc.		1,510,164	27,122,545
			37,129,972

TOTAL FINANCIALS			2,148,061,563

HEALTH CARE - 12.8%
Biotechnology - 2.8%
Alexion Pharmaceuticals, Inc. (a)		332,600	40,324,424
Amgen, Inc.		735,519	120,676,602
Biogen, Inc. (a)		110,900	30,322,278
Gilead Sciences, Inc.		514,720	34,959,782
Intercept Pharmaceuticals, Inc. (a)		62,500	7,068,750
Shire PLC sponsored ADR		131,900	22,980,937
Vertex Pharmaceuticals, Inc. (a)		70,700	7,731,045
			264,063,818
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories		216,649	9,621,382
Becton, Dickinson & Co.		25,900	4,751,096
Boston Scientific Corp. (a)		775,300	19,281,711
Medtronic PLC		1,137,936	91,672,124
Meridian Bioscience, Inc.		168,300	2,322,540
Steris PLC		130,200	9,043,692
Zimmer Biomet Holdings, Inc.		296,600	36,217,826
			172,910,371
Health Care Providers & Services - 2.3%
Aetna, Inc.		66,900	8,533,095
Anthem, Inc.		293,700	48,572,106
Cigna Corp.		312,800	45,822,072
Humana, Inc.		113,000	23,293,820
McKesson Corp.		322,247	47,776,340
Patterson Companies, Inc.		565,538	25,579,284
UnitedHealth Group, Inc.		64,400	10,562,244
			210,138,961
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.		699,000	36,956,130
Pharmaceuticals - 5.4%
Allergan PLC		55,300	13,212,276
AstraZeneca PLC sponsored ADR (d)		475,800	14,816,412
Bayer AG		53,400	6,152,402
Bristol-Myers Squibb Co.		1,077,100	58,572,698
GlaxoSmithKline PLC sponsored ADR		3,588,300	151,282,728
Innoviva, Inc. (a)		324,600	4,489,218
Johnson & Johnson (c)		1,246,470	155,247,839
Novartis AG sponsored ADR		32,830	2,438,284
Sanofi SA		307,341	27,782,178
Teva Pharmaceutical Industries Ltd. sponsored ADR		2,048,484	65,735,852
			499,729,887

TOTAL HEALTH CARE			1,183,799,167

INDUSTRIALS - 11.3%
Aerospace & Defense - 2.2%
General Dynamics Corp.		129,900	24,317,280
Meggitt PLC		321,073	1,791,319
Rolls-Royce Holdings PLC		1,610,900	15,218,270
The Boeing Co. (c)		342,241	60,528,743
United Technologies Corp.		918,000	103,008,780
			204,864,392
Air Freight & Logistics - 1.6%
C.H. Robinson Worldwide, Inc.		515,900	39,873,911
Expeditors International of Washington, Inc.		406,200	22,946,238
United Parcel Service, Inc. Class B		792,245	85,007,889
			147,828,038
Commercial Services & Supplies - 0.1%
KAR Auction Services, Inc.		231,200	10,096,504
Ritchie Brothers Auctioneers, Inc.		43,000	1,415,280
			11,511,784
Construction & Engineering - 0.1%
Fluor Corp.		152,700	8,035,074
Electrical Equipment - 0.7%
Acuity Brands, Inc.		47,700	9,730,800
AMETEK, Inc.		437,300	23,649,184
Hubbell, Inc. Class B		239,903	28,800,355
			62,180,339
Industrial Conglomerates - 2.6%
General Electric Co.		8,132,156	242,338,249
Machinery - 0.8%
Burckhardt Compression Holding AG (d)		16,990	4,600,946
Donaldson Co., Inc.		283,400	12,900,368
Flowserve Corp.		757,700	36,687,834
IMI PLC		102,200	1,527,593
Wabtec Corp.		221,700	17,292,600
			73,009,341
Professional Services - 0.3%
Intertrust NV		346,700	6,650,075
Nielsen Holdings PLC		368,300	15,214,473
Robert Half International, Inc.		132,800	6,484,624
			28,349,172
Road & Rail - 2.3%
CSX Corp. (c)		1,841,608	85,726,852
J.B. Hunt Transport Services, Inc. (c)		713,088	65,418,693
Norfolk Southern Corp. (c)		339,134	37,972,834
Union Pacific Corp.		246,400	26,098,688
			215,217,067
Trading Companies & Distributors - 0.6%
Fastenal Co.		252,400	12,998,600
Howden Joinery Group PLC		153,000	831,376
W.W. Grainger, Inc.		40,400	9,403,504
Watsco, Inc.		232,947	33,353,351
			56,586,831

TOTAL INDUSTRIALS			1,049,920,287

INFORMATION TECHNOLOGY - 17.0%
Communications Equipment - 1.6%
Cisco Systems, Inc. (c)		4,539,033	153,419,315
Electronic Equipment & Components - 0.1%
Philips Lighting NV		235,100	6,724,073
Internet Software & Services - 3.1%
Alphabet, Inc.:
Class A (a)		188,109	159,478,810
Class C (a)		151,865	125,981,129
			285,459,939
IT Services - 3.5%
Accenture PLC Class A		62,800	7,528,464
MasterCard, Inc. Class A (c)		616,800	69,371,496
Paychex, Inc.		1,551,441	91,379,875
Sabre Corp.		755,900	16,017,521
Unisys Corp. (a)(d)		1,723,284	24,039,812
Visa, Inc. Class A		1,282,500	113,975,775
			322,312,943
Semiconductors & Semiconductor Equipment - 1.6%
Qualcomm, Inc.		2,684,500	153,929,230
Software - 3.6%
Microsoft Corp. (c)		4,882,517	321,562,568
Oracle Corp.		189,069	8,434,368
			329,996,936
Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc. (c)		2,073,860	297,930,728
Western Digital Corp.		291,100	24,024,483
			321,955,211

TOTAL INFORMATION TECHNOLOGY			1,573,797,647

MATERIALS - 3.0%
Chemicals - 2.4%
CF Industries Holdings, Inc.		788,600	23,145,410
E.I. du Pont de Nemours & Co.		326,331	26,214,169
LyondellBasell Industries NV Class A		530,800	48,403,652
Monsanto Co.		572,121	64,764,097
Potash Corp. of Saskatchewan, Inc.		2,283,500	39,012,761
W.R. Grace & Co.		338,400	23,589,864
			225,129,953
Containers & Packaging - 0.6%
Ball Corp.		305,700	22,701,282
Graphic Packaging Holding Co.		98,500	1,267,695
WestRock Co.		506,600	26,358,398
			50,327,375
Metals & Mining - 0.0%
Reliance Steel & Aluminum Co.		22,500	1,800,450

TOTAL MATERIALS			277,257,778

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 1.0%
American Tower Corp.		117,100	14,232,334
CoreSite Realty Corp.		52,700	4,745,635
Crown Castle International Corp.		424,400	40,084,580
First Potomac Realty Trust		78,131	803,187
Omega Healthcare Investors, Inc. (d)		174,800	5,766,652
Public Storage		108,700	23,795,517
Sabra Health Care REIT, Inc.		283,700	7,923,741
			97,351,646
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
Verizon Communications, Inc.		1,775,923	86,576,246
UTILITIES - 1.0%
Electric Utilities - 1.0%
Exelon Corp.		2,309,300	83,088,614
PPL Corp.		204,200	7,635,038
			90,723,652
Multi-Utilities - 0.0%
Sempra Energy		700	77,350

TOTAL UTILITIES			90,801,002

TOTAL COMMON STOCKS
(Cost $7,252,368,880)			9,061,697,552

Preferred Stocks - 1.1%
Convertible Preferred Stocks - 1.1%
HEALTH CARE - 0.8%
Health Care Equipment & Supplies - 0.8%
Alere, Inc. 3.00%		236,606	78,316,586
INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.2%
Stericycle, Inc. 2.25%		266,700	18,938,367
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Dynegy, Inc. 7.00% (a)		85,300	5,011,375

TOTAL CONVERTIBLE PREFERRED STOCKS			102,266,328

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC (C Shares)		227,415,800	284,929
TOTAL PREFERRED STOCKS
(Cost $100,625,642)			102,551,257
		Principal Amount(e)	Value

Convertible Bonds - 0.2%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc.:
9.5% 4/15/19 pay-in-kind		5,081,000	2,540,500
10% 10/15/18 pay-in-kind (b)(f)		3,162,578	2,333,255
			4,873,755
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Bayer Capital Corp. BV 5.625% 11/22/19 (g)	EUR	9,500,000	11,697,355
TOTAL CONVERTIBLE BONDS
(Cost $18,391,478)			16,571,110
		Shares	Value

Other - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest)(b)(h)
(Cost $17,170,118)		17,170,118	17,170,118

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 0.84% (i)		108,699,047	108,720,787
Fidelity Securities Lending Cash Central Fund 0.84% (i)(j)		14,787,837	14,789,316
TOTAL MONEY MARKET FUNDS
(Cost $123,509,902)			123,510,103
TOTAL INVESTMENT PORTFOLIO - 100.6%
(Cost $7,512,066,020)			9,321,500,140
NET OTHER ASSETS (LIABILITIES) - (0.6)%			(56,521,335)
NET ASSETS - 100%			$9,264,978,805

Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium	Value
Call Options
Apple, Inc.	4/21/17 - $130.00	2,381	$238,317	$(3,315,539)
Bank of America Corp.	4/21/17 - $26.00	12,570	301,673	(56,565)
Bank of America Corp.	5/19/17 - $27.00	12,850	693,885	(96,375)
Chevron Corp.	5/19/17 - $115.00	1,433	204,045	(39,408)
Cisco Systems, Inc.	5/19/17 - $36.00	4,538	104,401	(52,187)
Citigroup, Inc.	4/21/17 - $65.00	2,150	133,297	(11,825)
Citigroup, Inc.	5/19/17 - $65.00	2,101	222,701	(60,929)
Comcast Corp. Class A	4/21/17 - $38.75	7,156	318,447	(53,670)
Comcast Corp. Class A	5/19/17 - $38.75	4,776	243,773	(202,980)
Comerica, Inc.	4/21/17 - $72.50	1,045	177,803	(62,178)
Costco Wholesale Corp.	4/21/17 - $170.00	287	81,506	(32,718)
CSX Corp.	5/19/17 - $52.50	1,763	243,779	(47,601)
CSX Corp.	5/19/17 - $55.00	2,668	227,202	(29,348)
J.B. Hunt Transport Services, Inc.	5/19/17 - $105.00	670	140,985	(10,050)
Johnson & Johnson	5/19/17 - $130.00	1,243	98,195	(58,421)
JPMorgan Chase & Co.	5/19/17 - $95.00	3,391	566,318	(100,035)
MasterCard, Inc. Class A	4/21/17 - $115.00	621	101,919	(19,872)
Microsoft Corp.	5/19/17 - $67.50	2,423	230,180	(233,820)
Morgan Stanley	5/19/17 - $49.00	1,467	153,253	(16,137)
Norfolk Southern Corp.	6/16/17 - $130.00	668	208,749	(21,710)
Northern Trust Corp.	4/21/17 - $92.50	523	50,730	(9,153)
Regions Financial Corp.	5/19/17 - $17.00	4,146	96,294	(12,438)
Scripps Network Interactive, Inc. Class A	6/16/17 - $85.00	1,337	199,877	(130,358)
State Street Corp.	5/19/17 - $85.00	1,959	239,194	(168,474)
SunTrust Banks, Inc.	7/21/17 - $65.00	1,864	268,410	(56,852)
The Boeing Co.	5/19/17 - $185.00	621	283,791	(103,086)
The Boeing Co.	5/19/17 - $190.00	621	170,150	(47,507)
Time Warner, Inc.	4/21/17 - $97.50	2,580	528,900	(256,919)
Time Warner, Inc.	4/21/17 - $100.00	1,907	209,765	(38,140)
Viacom, Inc. Class B	4/21/17 - $47.50	1,529	35,747	(91,740)
TOTAL WRITTEN OPTIONS			$6,773,286	$(5,436,035)

Currency Abbreviations

EUR – European Monetary Unit

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,503,381 or 0.2% of net assets.

 (c) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $410,565,820.

 (d) Security or a portion of the security is on loan at period end.

 (e) Amount is stated in United States dollars unless otherwise noted.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,697,355 or 0.1% of net assets.

 (h) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Amyris, Inc. 10% 10/15/18 pay-in-kind	10/16/13 - 1/6/17	$3,162,578
NJOY, Inc.	2/14/14	$1,372,724
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 11/4/16	$17,170,118

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$347,064
Fidelity Securities Lending Cash Central Fund	230,319
Total	$577,383

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$719,846,585	$719,846,577	$--	$8
Consumer Staples	669,994,780	649,014,111	20,980,669	--
Energy	1,164,290,851	1,164,290,851	--	--
Financials	2,148,061,563	2,146,295,987	1,765,576	--
Health Care	1,262,115,753	1,149,864,587	112,251,166	--
Industrials	1,069,143,583	1,034,986,946	34,156,637	--
Information Technology	1,573,797,647	1,573,797,647	--	--
Materials	277,257,778	277,257,778	--	--
Real Estate	97,351,646	97,351,646	--	--
Telecommunication Services	86,576,246	86,576,246	--	--
Utilities	95,812,377	95,812,377	--	--
Corporate Bonds	16,571,110	--	14,237,855	2,333,255
Other	17,170,118	--	--	17,170,118
Money Market Funds	123,510,103	123,510,103	--	--
Total Investments in Securities:	$9,321,500,140	$9,118,604,856	$183,391,903	$19,503,381
Derivative Instruments:
Liabilities
Written Options	$(5,436,035)	$(5,179,116)	$(256,919)	$--
Total Liabilities	$(5,436,035)	$(5,179,116)	$(256,919)	$--
Total Derivative Instruments:	$(5,436,035)	$(5,179,116)	$(256,919)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $7,548,817,225. Net unrealized appreciation aggregated $1,772,682,915, of which $2,093,613,804 related to appreciated investment securities and $320,930,889 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Growth Discovery Fund

March 31, 2017

CII-QTLY-0517
1.799853.113

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.8%
Automobiles - 0.7%
Tesla, Inc. (a)	30,600	$8,516
Diversified Consumer Services - 0.7%
Grand Canyon Education, Inc. (a)	85,900	6,151
Nord Anglia Education, Inc. (a)	111,372	2,822
		8,973
Hotels, Restaurants & Leisure - 2.1%
Dave & Buster's Entertainment, Inc. (a)	174,300	10,648
Domino's Pizza, Inc.	9,723	1,792
Papa John's International, Inc.	47,400	3,794
Starbucks Corp.	144,652	8,446
Wingstop, Inc.	66,600	1,883
		26,563
Household Durables - 0.1%
Gree Electric Appliances, Inc. of Zhuhai Class A	140,800	648
Internet & Direct Marketing Retail - 5.4%
Amazon.com, Inc. (a)	56,800	50,355
Ctrip.com International Ltd. ADR (a)	183,300	9,009
Netflix, Inc. (a)	36,300	5,366
NutriSystem, Inc.	54,500	3,025
		67,755
Leisure Products - 0.0%
NJOY, Inc. (a)(b)	56,145	0
Media - 3.8%
Charter Communications, Inc. Class A (a)	118,700	38,853
Cinemark Holdings, Inc.	60,200	2,669
Sirius XM Holdings, Inc. (c)	1,015,400	5,229
		46,751
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	44,400	3,484
Ollie's Bargain Outlet Holdings, Inc. (a)	94,300	3,159
		6,643
Specialty Retail - 2.7%
Five Below, Inc. (a)	2,600	113
Home Depot, Inc.	230,424	33,833
		33,946
Textiles, Apparel & Luxury Goods - 0.8%
Canada Goose Holdings, Inc. (a)	2,600	41
Kate Spade & Co. (a)	246,129	5,718
LVMH Moet Hennessy - Louis Vuitton SA	17,809	3,914
		9,673

TOTAL CONSUMER DISCRETIONARY		209,468

CONSUMER STAPLES - 7.4%
Beverages - 3.1%
Anheuser-Busch InBev SA NV ADR	50,300	5,521
Constellation Brands, Inc. Class A (sub. vtg.)	20,200	3,274
Kweichow Moutai Co. Ltd. (A Shares)	28,829	1,617
Molson Coors Brewing Co. Class B	62,400	5,972
PepsiCo, Inc.	55,300	6,186
Pernod Ricard SA ADR	107,700	2,546
The Coca-Cola Co.	324,236	13,761
		38,877
Food & Staples Retailing - 0.8%
Costco Wholesale Corp.	47,100	7,898
Whole Foods Market, Inc.	71,351	2,121
		10,019
Food Products - 0.9%
Danone SA	84,100	5,721
Hostess Brands, Inc. Class A (a)	25,300	402
The Hain Celestial Group, Inc. (a)	123,400	4,590
		10,713
Household Products - 0.5%
Procter & Gamble Co.	72,400	6,505
Personal Products - 1.6%
Coty, Inc. Class A	138,200	2,506
Estee Lauder Companies, Inc. Class A	78,700	6,673
Herbalife Ltd. (a)(c)	180,700	10,506
		19,685
Tobacco - 0.5%
British American Tobacco PLC sponsored ADR	94,200	6,247

TOTAL CONSUMER STAPLES		92,046

ENERGY - 0.7%
Energy Equipment & Services - 0.4%
Baker Hughes, Inc.	87,100	5,210
Oil, Gas & Consumable Fuels - 0.3%
Golar LNG Ltd.	108,961	3,043
Reliance Industries Ltd.	9,261	189
		3,232

TOTAL ENERGY		8,442

FINANCIALS - 7.0%
Banks - 2.9%
Citigroup, Inc.	50,900	3,045
First Republic Bank	134,800	12,646
HDFC Bank Ltd.	31,265	709
JPMorgan Chase & Co.	209,200	18,376
Metro Bank PLC	22,400	913
		35,689
Capital Markets - 3.3%
BlackRock, Inc. Class A	8,994	3,449
CBOE Holdings, Inc.	9,948	806
CME Group, Inc.	148,245	17,612
Goldman Sachs Group, Inc.	12,100	2,780
JMP Group, Inc.	64,700	393
MSCI, Inc.	85,100	8,271
S&P Global, Inc.	60,712	7,937
		41,248
Diversified Financial Services - 0.5%
Berkshire Hathaway, Inc. Class B (a)	24,800	4,134
Bioverativ, Inc.	4,500	245
Quantenna Communications, Inc.	66,800	1,391
		5,770
Thrifts & Mortgage Finance - 0.3%
Essent Group Ltd. (a)	102,100	3,693

TOTAL FINANCIALS		86,400

HEALTH CARE - 12.9%
Biotechnology - 5.7%
Advanced Accelerator Applications SA sponsored ADR (a)	45,600	1,818
Alexion Pharmaceuticals, Inc. (a)	74,900	9,081
Amgen, Inc.	112,000	18,376
Biogen, Inc. (a)	9,000	2,461
BioMarin Pharmaceutical, Inc. (a)	72,196	6,337
Cytokinetics, Inc. (a)	63,071	810
Insmed, Inc. (a)	342,678	6,000
Regeneron Pharmaceuticals, Inc. (a)	14,500	5,619
Samsung Biologics Co. Ltd.	926	143
TESARO, Inc. (a)	48,700	7,493
Vertex Pharmaceuticals, Inc. (a)	117,693	12,870
		71,008
Health Care Equipment & Supplies - 4.4%
Boston Scientific Corp. (a)	615,700	15,312
Danaher Corp.	129,355	11,064
DexCom, Inc. (a)	13,600	1,152
Intuitive Surgical, Inc. (a)	15,500	11,880
Medtronic PLC	79,500	6,405
Novadaq Technologies, Inc. (a)	396,700	3,090
ResMed, Inc.	62,100	4,469
The Cooper Companies, Inc.	6,600	1,319
		54,691
Health Care Providers & Services - 2.0%
Henry Schein, Inc. (a)	11,500	1,955
UnitedHealth Group, Inc.	137,200	22,502
		24,457
Pharmaceuticals - 0.8%
Allergan PLC	24,000	5,734
Patheon NV	16,800	443
Zoetis, Inc. Class A	85,400	4,558
		10,735

TOTAL HEALTH CARE		160,891

INDUSTRIALS - 7.6%
Aerospace & Defense - 0.9%
Taser International, Inc. (a)(c)	338,700	7,719
TransDigm Group, Inc.	14,927	3,286
		11,005
Airlines - 0.2%
Ryanair Holdings PLC sponsored ADR (a)	33,264	2,760
Commercial Services & Supplies - 0.7%
KAR Auction Services, Inc.	206,700	9,027
Electrical Equipment - 2.1%
Acuity Brands, Inc.	11,900	2,428
AMETEK, Inc.	195,500	10,573
Fortive Corp.	210,427	12,672
		25,673
Industrial Conglomerates - 0.4%
Roper Technologies, Inc.	22,314	4,608
Machinery - 0.9%
Allison Transmission Holdings, Inc.	281,100	10,136
Rational AG	1,500	699
		10,835
Professional Services - 2.3%
Equifax, Inc.	57,600	7,876
IHS Markit Ltd. (a)	117,502	4,929
Robert Half International, Inc.	77,100	3,765
TransUnion Holding Co., Inc. (a)	110,500	4,238
WageWorks, Inc. (a)	114,073	8,247
		29,055
Trading Companies & Distributors - 0.1%
MSC Industrial Direct Co., Inc. Class A	17,400	1,788

TOTAL INDUSTRIALS		94,751

INFORMATION TECHNOLOGY - 37.8%
Electronic Equipment & Components - 0.2%
CDW Corp.	44,100	2,545
Internet Software & Services - 16.6%
Alphabet, Inc. Class A (a)	82,252	69,733
CommerceHub, Inc.:
Series A (a)	168,370	2,606
Series C (a)	145,840	2,265
Facebook, Inc. Class A (a)	683,691	97,119
GoDaddy, Inc. (a)	131,900	4,999
Just Dial Ltd. (a)	61,822	503
NetEase, Inc. ADR	12,300	3,493
Shopify, Inc. Class A (a)	19,900	1,355
Stamps.com, Inc. (a)	70,901	8,391
Tencent Holdings Ltd.	107,000	3,083
Twilio, Inc. Class A (c)	217,700	6,285
VeriSign, Inc. (a)(c)	75,800	6,603
		206,435
IT Services - 6.0%
Cognizant Technology Solutions Corp. Class A (a)	70,530	4,198
Fidelity National Information Services, Inc.	45,700	3,639
FleetCor Technologies, Inc. (a)	14,100	2,135
Global Payments, Inc.	274,500	22,147
PayPal Holdings, Inc. (a)	204,300	8,789
Square, Inc. (a)	520,800	8,999
Vantiv, Inc. (a)	69,400	4,450
Visa, Inc. Class A	224,196	19,924
		74,281
Semiconductors & Semiconductor Equipment - 1.7%
ASML Holding NV	23,800	3,161
Maxim Integrated Products, Inc.	123,305	5,544
Monolithic Power Systems, Inc.	56,118	5,168
Qualcomm, Inc.	128,000	7,340
		21,213
Software - 9.7%
Activision Blizzard, Inc.	126,687	6,317
Adobe Systems, Inc. (a)	177,900	23,150
Autodesk, Inc. (a)	176,000	15,219
Blackbaud, Inc.	18,300	1,403
Computer Modelling Group Ltd.	241,400	1,879
CyberArk Software Ltd. (a)	24,200	1,231
Electronic Arts, Inc. (a)	384,834	34,450
Intuit, Inc.	36,100	4,187
Microsoft Corp.	191,100	12,586
Red Hat, Inc. (a)	54,200	4,688
Salesforce.com, Inc. (a)	188,964	15,588
		120,698
Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc.	263,300	37,826
Samsung Electronics Co. Ltd.	4,034	7,438
		45,264

TOTAL INFORMATION TECHNOLOGY		470,436

MATERIALS - 1.6%
Chemicals - 1.0%
Monsanto Co.	57,200	6,475
Sherwin-Williams Co.	19,800	6,142
		12,617
Construction Materials - 0.6%
Eagle Materials, Inc.	79,700	7,742

TOTAL MATERIALS		20,359

REAL ESTATE - 3.8%
Equity Real Estate Investment Trusts (REITs) - 2.1%
American Tower Corp.	164,900	20,042
Equinix, Inc.	8,400	3,363
SBA Communications Corp. Class A (a)	23,800	2,865
		26,270
Real Estate Management & Development - 1.7%
Realogy Holdings Corp.	703,281	20,951

TOTAL REAL ESTATE		47,221

TOTAL COMMON STOCKS
(Cost $935,058)		1,190,014

Convertible Preferred Stocks - 0.7%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
Blu Homes, Inc. Series A, 5.00% (a)(b)	239,736	14
INFORMATION TECHNOLOGY - 0.7%
Internet Software & Services - 0.6%
Uber Technologies, Inc. Series D, 8.00% (a)(b)	162,572	7,929
IT Services - 0.1%
AppNexus, Inc. Series E (a)(b)	48,212	1,391

TOTAL INFORMATION TECHNOLOGY		9,320

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $4,596)		9,334

Money Market Funds - 7.4%
Fidelity Cash Central Fund, 0.84% (d)	62,833,723	62,846
Fidelity Securities Lending Cash Central Fund 0.84% (d)(e)	28,670,498	28,673
TOTAL MONEY MARKET FUNDS
(Cost $91,522)		91,519
TOTAL INVESTMENT PORTFOLIO - 103.7%
(Cost $1,031,176)		1,290,867
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(46,511)
NET ASSETS - 100%		$1,244,356

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,334,000 or 0.7% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
AppNexus, Inc. Series E	8/1/14	$966
Blu Homes, Inc. Series A, 5.00%	6/21/13	$1,108
NJOY, Inc.	9/11/13	$454
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$2,522

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$219
Fidelity Securities Lending Cash Central Fund	291
Total	$510

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$209,482	$205,554	$3,914	$14
Consumer Staples	92,046	86,325	5,721	--
Energy	8,442	8,442	--	--
Financials	86,400	85,691	709	--
Health Care	160,891	160,891	--	--
Industrials	94,751	94,751	--	--
Information Technology	479,756	467,353	3,083	9,320
Materials	20,359	20,359	--	--
Real Estate	47,221	47,221	--	--
Money Market Funds	91,519	91,519	--	--
Total Investments in Securities:	$1,290,867	$1,268,106	$13,427	$9,334

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $1,031,250,000. Net unrealized appreciation aggregated $259,617,000, of which $284,684,000 related to appreciated investment securities and $25,067,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Mega Cap Stock Fund

March 31, 2017

GII-QTLY-0517
1.799848.113

Investments March 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
CONSUMER DISCRETIONARY - 8.4%
Automobiles - 0.3%
General Motors Co.	320,100	$11,318,736
Hotels, Restaurants & Leisure - 0.1%
Las Vegas Sands Corp.	89,500	5,107,765
Media - 5.6%
Comcast Corp. Class A (a)	1,916,900	72,056,271
The Walt Disney Co.	345,300	39,153,567
Time Warner, Inc. (a)	551,000	53,838,210
Viacom, Inc. Class B (non-vtg.) (a)	308,500	14,382,270
		179,430,318
Multiline Retail - 0.8%
Target Corp.	450,700	24,874,133
Specialty Retail - 1.6%
Lowe's Companies, Inc.	520,200	42,765,642
TJX Companies, Inc.	95,800	7,575,864
		50,341,506

TOTAL CONSUMER DISCRETIONARY		271,072,458

CONSUMER STAPLES - 7.3%
Beverages - 2.6%
Diageo PLC	411,226	11,775,540
PepsiCo, Inc.	218,405	24,430,783
The Coca-Cola Co.	1,159,400	49,204,936
		85,411,259
Food & Staples Retailing - 1.7%
Costco Wholesale Corp. (a)	61,800	10,363,242
CVS Health Corp.	339,400	26,642,900
Kroger Co.	285,200	8,410,548
Walgreens Boots Alliance, Inc.	99,497	8,263,226
		53,679,916
Household Products - 2.2%
Procter & Gamble Co.	775,100	69,642,735
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	23,300	1,975,607
Unilever NV (NY Reg.)	132,200	6,567,696
		8,543,303
Tobacco - 0.5%
Altria Group, Inc.	247,300	17,662,166

TOTAL CONSUMER STAPLES		234,939,379

ENERGY - 11.6%
Energy Equipment & Services - 0.7%
Baker Hughes, Inc.	74,800	4,474,536
Schlumberger Ltd.	207,400	16,197,940
		20,672,476
Oil, Gas & Consumable Fuels - 10.9%
Anadarko Petroleum Corp.	279,200	17,310,400
Apache Corp.	573,005	29,446,727
Chevron Corp. (a)	687,800	73,849,086
ConocoPhillips Co.	1,357,700	67,708,499
Imperial Oil Ltd.	641,900	19,558,437
Kinder Morgan, Inc.	1,815,100	39,460,274
Suncor Energy, Inc.	1,804,900	55,415,323
The Williams Companies, Inc.	1,647,000	48,734,730
		351,483,476

TOTAL ENERGY		372,155,952

FINANCIALS - 20.8%
Banks - 15.8%
Bank of America Corp. (a)	5,226,000	123,281,340
Citigroup, Inc. (a)	1,749,770	104,671,241
JPMorgan Chase & Co. (a)	1,522,600	133,745,184
PNC Financial Services Group, Inc.	267,600	32,176,224
U.S. Bancorp	925,300	47,652,950
Wells Fargo & Co.	1,209,830	67,339,138
		508,866,077
Capital Markets - 4.3%
Charles Schwab Corp.	547,600	22,347,556
Goldman Sachs Group, Inc.	97,600	22,420,672
Morgan Stanley (a)	840,400	36,002,736
State Street Corp. (a)	704,700	56,101,167
		136,872,131
Insurance - 0.7%
American International Group, Inc.	36,700	2,291,181
Marsh & McLennan Companies, Inc.	200,980	14,850,412
MetLife, Inc.	130,295	6,882,182
		24,023,775

TOTAL FINANCIALS		669,761,983

HEALTH CARE - 14.5%
Biotechnology - 3.8%
Alexion Pharmaceuticals, Inc. (b)	153,900	18,658,836
Amgen, Inc.	286,690	47,037,228
Biogen, Inc. (b)	62,700	17,143,434
Gilead Sciences, Inc.	229,210	15,567,943
Intercept Pharmaceuticals, Inc. (b)	9,500	1,074,450
Regeneron Pharmaceuticals, Inc. (b)	24,400	9,455,244
Vertex Pharmaceuticals, Inc. (b)	107,100	11,711,385
		120,648,520
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	332,000	14,744,120
Becton, Dickinson & Co.	12,900	2,366,376
Boston Scientific Corp. (b)	536,700	13,347,729
Medtronic PLC	392,213	31,596,679
		62,054,904
Health Care Providers & Services - 2.5%
Anthem, Inc.	104,600	17,298,748
Cigna Corp.	100,300	14,692,947
Express Scripts Holding Co. (b)	126,962	8,368,065
Humana, Inc.	43,400	8,946,476
McKesson Corp.	157,300	23,321,298
UnitedHealth Group, Inc.	34,100	5,592,741
		78,220,275
Pharmaceuticals - 6.3%
Allergan PLC	53,000	12,662,760
AstraZeneca PLC sponsored ADR	167,200	5,206,608
Bayer AG	13,500	1,555,383
Bristol-Myers Squibb Co.	417,050	22,679,179
GlaxoSmithKline PLC sponsored ADR	1,238,900	52,232,024
Johnson & Johnson (a)	592,800	73,833,240
Novartis AG sponsored ADR	67,200	4,990,944
Sanofi SA	106,778	9,652,228
Teva Pharmaceutical Industries Ltd. sponsored ADR	647,700	20,784,693
		203,597,059

TOTAL HEALTH CARE		464,520,758

INDUSTRIALS - 9.2%
Aerospace & Defense - 2.4%
General Dynamics Corp.	25,700	4,811,040
The Boeing Co. (a)	148,800	26,316,768
United Technologies Corp.	397,800	44,637,138
		75,764,946
Air Freight & Logistics - 1.5%
FedEx Corp.	74,200	14,480,130
United Parcel Service, Inc. Class B	321,400	34,486,220
		48,966,350
Industrial Conglomerates - 3.0%
General Electric Co.	3,257,100	97,061,580
Road & Rail - 2.3%
CSX Corp. (a)	609,500	28,372,225
Norfolk Southern Corp. (a)	153,100	17,142,607
Union Pacific Corp.	278,490	29,497,661
		75,012,493

TOTAL INDUSTRIALS		296,805,369

INFORMATION TECHNOLOGY - 20.9%
Communications Equipment - 1.9%
Cisco Systems, Inc. (a)	1,799,900	60,836,620
Internet Software & Services - 4.5%
Alphabet, Inc.:
Class A (b)	74,050	62,779,590
Class C (b)	69,226	57,427,121
Facebook, Inc. Class A (a)(b)	181,200	25,739,460
		145,946,171
IT Services - 3.3%
Accenture PLC Class A	20,800	2,493,504
Cognizant Technology Solutions Corp. Class A (b)	187,700	11,171,904
MasterCard, Inc. Class A (a)	286,200	32,188,914
PayPal Holdings, Inc. (b)	213,700	9,193,374
Visa, Inc. Class A	564,700	50,184,889
		105,232,585
Semiconductors & Semiconductor Equipment - 1.8%
Qualcomm, Inc.	995,800	57,099,172
Software - 5.2%
Adobe Systems, Inc. (b)	141,000	18,348,330
Microsoft Corp. (a)	1,856,500	122,269,090
Oracle Corp.	470,100	20,971,161
Salesforce.com, Inc. (b)	55,600	4,586,444
		166,175,025
Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.(a)	951,807	136,736,593

TOTAL INFORMATION TECHNOLOGY		672,026,166

MATERIALS - 2.2%
Chemicals - 2.2%
E.I. du Pont de Nemours & Co.	211,800	17,013,894
LyondellBasell Industries NV Class A	210,100	19,159,019
Monsanto Co.	258,910	29,308,612
PPG Industries, Inc.	35,100	3,688,308
		69,169,833
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
American Tower Corp.	49,200	5,979,768
Crown Castle International Corp.	37,800	3,570,210
Public Storage	20,200	4,421,982
		13,971,960
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.3%
Verizon Communications, Inc.	854,225	41,643,469
UTILITIES - 0.7%
Electric Utilities - 0.7%
Exelon Corp.	655,900	23,599,282
TOTAL COMMON STOCKS
(Cost $2,193,337,565)		3,129,666,609

Other - 0.2%
ENERGY - 0.2%
Oil, Gas and Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)
(Cost $6,161,494)	6,161,494	6,161,494

Money Market Funds - 2.9%
Fidelity Cash Central Fund, 0.84% (e)
(Cost $93,058,071)	93,039,464	93,058,072
TOTAL INVESTMENT PORTFOLIO - 100.4%
(Cost $2,292,557,130)		3,228,886,175
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(11,365,086)
NET ASSETS - 100%		$3,217,521,089

Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium	Value
Call Options
Apple, Inc.	4/21/17 - $130.00	1,015	$101,592	$(1,413,383)
Bank of America Corp.	4/21/17 - $26.00	5,007	120,165	(22,532)
Bank of America Corp.	5/19/17 - $27.00	5,066	273,559	(37,995)
Chevron Corp.	5/19/17 - $115.00	635	90,418	(17,463)
Cisco Systems, Inc.	5/19/17 - $36.00	1,768	40,675	(20,332)
Citigroup, Inc.	4/21/17 - $65.00	854	52,947	(4,697)
Citigroup, Inc.	5/19/17 - $65.00	823	87,236	(23,867)
Comcast Corp. Class A	4/21/17 - $38.75	2,699	120,107	(20,243)
Comcast Corp. Class A	5/19/17 - $38.75	1,901	97,029	(80,793)
Costco Wholesale Corp.	4/21/17 - $170.00	112	31,807	(12,768)
CSX Corp.	5/19/17 - $52.50	562	77,710	(15,174)
CSX Corp.	5/19/17 - $55.00	844	71,874	(9,284)
Facebook, Inc. Class A	4/21/17 - $140.00	57	11,406	(18,098)
Facebook, Inc. Class A	4/21/17 - $145.00	57	5,814	(4,190)
Johnson & Johnson	5/19/17 - $130.00	567	44,792	(26,649)
JPMorgan Chase & Co.	5/19/17 - $95.00	1,455	242,994	(42,923)
MasterCard, Inc. Class A	4/21/17 - $115.00	280	45,954	(8,960)
Microsoft Corp.	5/19/17 - $67.50	883	83,883	(85,210)
Morgan Stanley	5/19/17 - $49.00	822	85,872	(9,042)
Norfolk Southern Corp.	6/16/17 - $130.00	285	89,062	(9,263)
State Street Corp.	5/19/17 - $85.00	631	77,045	(54,266)
The Boeing Co.	5/19/17 - $185.00	252	115,161	(41,832)
The Boeing Co.	5/19/17 - $190.00	252	69,046	(19,278)
Time Warner, Inc.	4/21/17 - $97.50	1,181	242,105	(117,605)
Time Warner, Inc.	4/21/17 - $100.00	844	92,838	(16,880)
Viacom, Inc. Class B	4/21/17 - $47.50	626	14,636	(37,560)
TOTAL WRITTEN OPTIONS			$2,385,727	$(2,170,287)

Legend

 (a) Security or a portion of the security has been segregated as collateral for open options. At period end, the value of securities pledged amounted to $149,125,341.

 (b) Non-income producing

 (c) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,161,494 or 0.2% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 11/4/16	$6,161,494

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$172,781
Fidelity Securities Lending Cash Central Fund	42,608
Total	$215,389

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$271,072,458	$271,072,458	$--	$--
Consumer Staples	234,939,379	223,163,839	11,775,540	--
Energy	372,155,952	372,155,952	--	--
Financials	669,761,983	669,761,983	--	--
Health Care	464,520,758	453,313,147	11,207,611	--
Industrials	296,805,369	296,805,369	--	--
Information Technology	672,026,166	672,026,166	--	--
Materials	69,169,833	69,169,833	--	--
Real Estate	13,971,960	13,971,960	--	--
Telecommunication Services	41,643,469	41,643,469	--	--
Utilities	23,599,282	23,599,282	--	--
Other	6,161,494	--	--	6,161,494
Money Market Funds	93,058,072	93,058,072	--	--
Total Investments in Securities:	$3,228,886,175	$3,199,741,530	$22,983,151	$6,161,494
Derivative Instruments:
Liabilities
Written Options	$(2,170,287)	$(2,052,682)	$(117,605)	$--
Total Liabilities	$(2,170,287)	$(2,052,682)	$(117,605)	$--
Total Derivative Instruments:	$(2,170,287)	$(2,052,682)	$(117,605)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At March 31, 2017, the cost of investment securities for income tax purposes was $2,307,547,447. Net unrealized appreciation aggregated $921,338,728, of which $982,760,256 related to appreciated investment securities and $61,421,528 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 26, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 26, 2017